Segment reporting - Schedule of assets by reportable segment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,845,315	$ 2,949,708
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,415,707	2,574,687
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 429,608	$ 375,021